SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Segments (Details) - segment	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Number of operating segments			3
Number of reportable segments	3	3	3